Inventory	12 Months Ended
Dec. 31, 2012
Inventory

18. Inventory

The inventory balance at December 31, 2012 of $24.9 million consisted of Tysabri finished goods and has been presented as part of the assets held for sale. For information on the assets of the Tysabri business that have been presented as held for sale as of December 31, 2012, refer to Note 15.

Product inventories at December 31, 2011 of $23.8 million also consisted of Tysabri finished goods inventory.